Provisions	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Provisions

14. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	2014 EUR	2013 EUR

Balance, January 1	6,847	10,254
Utilization of the provision	(2,517)	(2,790)
Release of the provision	-	(1,011)
Unwinding of discount	918	391
Effect of exchange rates	744	3

Provision for lease contract termination costs	5,992	6,847
Less: current portion of provision for lease contract termination costs	2,354	2,227

Non-current portion of provision for lease contract termination costs	3,638	4,620

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be fully utilized by 2017.